Certain Relationships and Related Transactions (FY) (Details) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2015	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2015	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Apr. 18, 2017
Related party transactions compensation [Abstract]
Gain on extinguishment of debt							$ 0	$ 0	$ 1,031,000
Interest expense, related party									292,000
Debt instrument, fixed interest rate								12.00%
Emmett Wood [Member]
Related party transactions compensation [Abstract]
Compensation to related parties		$ 151,000	$ 76,000		$ 324,000	$ 234,000	$ 529,000	$ 552,000	$ 570,000
Emmett Wood [Member] | Class A Common Stock [Member]
Related party transactions compensation [Abstract]
Number of shares held by related party (in shares)		810,000			810,000		810,000			50,000
Emmett Wood [Member] | Class B Common Stock [Member]
Related party transactions compensation [Abstract]
Number of shares held by related party (in shares)		50,000			50,000		50,000
Porter [Member]
Related party transactions compensation [Abstract]
Common stock held by related parties							35.00%
Accrued interest payable		$ 1,200,000			$ 1,200,000		$ 1,100,000
Gain on extinguishment of debt							1,000,000
Proceeds from related party, debt				$ 2,500,000			2,500,000
Interest expense, related party		$ 88,000	$ 82,000		$ 175,000	$ 162,000	$ 330,000	$ 308,000
Debt instrument, fixed interest rate	12.00%			12.00%			6.00%				6.00%
Debt instrument, last principal and interest payment date	Jul. 01, 2017				Jul. 25, 2022		Jul. 25, 2022	Jul. 01, 2017
Debt instrument, first interest payment due date					Aug. 20, 2015		Aug. 20, 2015
Porter [Member] | Series A-1 Redeemable Preferred Stock [Member]
Related party transactions compensation [Abstract]
Number of senior redeemable preferred stock redeemed by the Company (in shares)											163
Porter [Member] | Series A-2 Redeemable Preferred Stock [Member]
Related party transactions compensation [Abstract]
Number of senior redeemable preferred stock redeemed by the Company (in shares)											228